Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 71,501	$ 58,359
Cost of sales	55,949	46,368
Gross profit	15,552	11,991
Selling, general and administrative expense	18,661	13,597
Operating loss	(3,109)	(1,606)
Other expense (income):
Interest expense	998	1,160
Loss on debt extinguishment		2,665
Other income, net	(116)	(363)
Total other expense	882	3,462
Loss before income taxes	(3,991)	(5,068)
Provision (tax benefit) for income taxes	(125)	100
Net loss	(3,866)	(5,168)
Cumulative and imputed preferred stock dividends	(954)	(486)
Net loss attributable to common shareholders	(4,820)	(5,654)
Net loss per share -
Basic and diluted	$ (0.61)	$ (0.94)
Weighted-average shares outstanding -
Basic and diluted	7,900,693	6,019,900
Other comprehensive loss, net of tax
Net loss	(3,866)	(5,168)
Foreign currency translation adjustment	22
Comprehensive loss	$ (3,844)	$ (5,168)